Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 41,604	$ 44,252
Taxable securities	5,490	5,813
Tax-exempt securities	1,675	1,818
Federal funds sold and other	92	42
Total interest and dividend income	48,861	51,925
Interest expense
Deposits	5,091	7,183
Federal Home Loan Bank advances	1,606	2,394
Subordinated debentures	770	817
Other	33	70
Total interest expense	7,500	10,464
Net interest income	41,361	41,461
Provision for loan losses	9,800	17,940
Net interest income after provision for loan losses	31,561	23,521
Noninterest income
Computer center item processing fees	256	257
Service charges	4,550	4,556
Net gain (loss) on sale of securities	(8)	212
Net gain on sale of loans	139	3
ATM fees	1,814	1,752
Trust fees	2,063	1,864
Bank owned life insurance	643	472
Impairment loss on investment securities		(575)
Other	985	940
Total noninterest income	10,442	9,481
Noninterest expense
Salaries, wages and benefits	19,349	17,212
Net occupancy expense	2,195	2,356
Equipment expense	1,399	1,522
Contracted data processing	820	929
FDIC Assessment	1,222	1,580
State franchise tax	969	984
Professional services	1,259	1,383
Amortization of intangible assets	1,162	1,218
ATM expense	603	688
Marketing expense	640	630
Repossession expense	837	944
Loss on sale of fixed assets	46	79
Loss on sale of OREO properties	425	320
Other operating expenses	6,272	6,256
Total noninterest expense	37,198	36,101
Income (loss) before income taxes (benefit)	4,805	(3,099)
Income taxes (benefit)	847	(1,831)
Net income (loss)	3,958	(1,268)
Preferred stock dividends and discount accretion	1,176	1,176
Net income (loss) available to common shareholders	$ 2,782	$ (2,444)
Earnings per common share, basic and diluted	$ 0.36	$ (0.32)